CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.03	₪ 0.03
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	49,402,847	43,724,446
Ordinary shares, shares outstanding	49,402,847	43,724,446